Financial instruments and financial risk management - Financial assets (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Total financial assets	€ 4,549.5	€ 3,791.4	€ 3,952.7
Total Fair Value	671.7	536.2	214.7
Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets			3,738.0
Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	3,877.8	3,255.2
Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	671.7	536.2	214.7
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	2,566.4	1,675.6	1,515.0
Cash and cash equivalents | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets			1,515.0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	2,566.4	1,675.6
Cash > 3 months
Disclosure of financial assets [line items]
Total financial assets	1,207.2	1,484.4	2,130.5
Cash > 3 months | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets			2,130.5
Cash > 3 months | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	1,207.2	1,484.4
Restricted cash
Disclosure of financial assets [line items]
Total financial assets	34.4	34.9	34.6
Restricted cash | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets			34.6
Restricted cash | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	34.4	34.9
Foreign currency forward contracts
Disclosure of financial assets [line items]
Total financial assets	663.7	527.7	4.6
Total Fair Value	663.7	527.7	4.6
Foreign currency forward contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	663.7	527.7	4.6
Currency swap contract [member]
Disclosure of financial assets [line items]
Total financial assets	8.0
Total Fair Value	8.0
Currency swap contract [member] | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	8.0
Interest rate swaps
Disclosure of financial assets [line items]
Total financial assets		4.0	0.3
Total Fair Value		4.0	0.3
Interest rate swaps | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets		4.0	0.3
Commodity forward contracts
Disclosure of financial assets [line items]
Total financial assets		4.5	209.8
Total Fair Value		4.5	209.8
Commodity forward contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets		4.5	209.8
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	67.5	59.5	57.6
Trade receivables | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets			57.6
Trade receivables | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	67.5	59.5
Other assets
Disclosure of financial assets [line items]
Total financial assets	2.3	0.8	0.3
Other assets | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets			€ 0.3
Other assets | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	€ 2.3	€ 0.8